JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.1%
Axon Enterprise, Inc.*	32,747	5,375,747
BWX Technologies, Inc.	49,058	2,645,207
Curtiss-Wright Corp.	21,411	2,222,248
Hexcel Corp.	43,058	1,879,912
Mercury Systems, Inc.*	28,844	2,049,655
Moog, Inc., Class A	15,134	1,117,949
Spirit AeroSystems Holdings, Inc., Class A	54,418	1,843,138

		17,133,856

Airlines — 0.6%
Allegiant Travel Co.	6,705	1,216,890
American Airlines Group, Inc.(a)	314,728	5,403,880
JetBlue Airways Corp.*	162,055	2,323,869

		8,944,639

Auto Components — 0.6%
Adient plc*	48,305	1,559,768
Dana, Inc.	74,432	1,441,004
Gentex Corp.	126,267	4,173,124
Visteon Corp.*	14,347	1,828,956

		9,002,852

Automobiles — 0.4%
Harley-Davidson, Inc.	78,997	3,166,990
Thor Industries, Inc.	28,562	3,456,287

		6,623,277

Banks — 4.7%
Associated Banc-Corp.	79,135	1,419,682
Bank of Hawaii Corp.	20,661	1,615,484
Bank OZK	62,293	2,314,808
BankUnited, Inc.	47,651	1,651,107
BOK Financial Corp.	15,945	1,177,698
Commerce Bancshares, Inc.	54,317	3,631,091
Cullen/Frost Bankers, Inc.	28,816	2,657,988
First Citizens BancShares, Inc., Class A	3,761	2,241,518
First Financial Bankshares, Inc.	73,267	2,775,354
First Hawaiian, Inc.	67,353	1,565,957
First Horizon National Corp.	285,891	3,971,026
FNB Corp.	166,237	1,639,097
Glacier Bancorp, Inc.	49,239	2,296,999
Hancock Whitney Corp.	44,557	1,521,176
Home BancShares, Inc.	78,299	1,659,939
Investors Bancorp, Inc.	117,223	1,349,237
PacWest Bancorp	60,140	1,815,627
People’s United Financial, Inc.	218,923	2,990,488
Pinnacle Financial Partners, Inc.	39,092	2,678,975
Popular, Inc. (Puerto Rico)	43,375	2,461,531
Prosperity Bancshares, Inc.	47,728	3,218,776
Signature Bank	27,667	4,570,312
Sterling Bancorp	100,110	1,848,031
Synovus Financial Corp.	76,125	2,831,850
TCF Financial Corp.	78,534	3,051,831
Texas Capital Bancshares, Inc.*	26,068	1,569,815
UMB Financial Corp.	22,288	1,581,779
Umpqua Holdings Corp.	113,473	1,646,493
United Bankshares, Inc.	66,898	2,117,991
Valley National Bancorp	208,055	2,124,242
Webster Financial Corp.	46,459	2,171,958
Western Alliance Bancorp	51,952	3,542,087
Wintrust Financial Corp.	29,679	1,786,379

		75,496,326

Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A*	4,722	4,329,555
National Beverage Corp.	5,949	901,511

		5,231,066

Biotechnology — 4.6%
ACADIA Pharmaceuticals, Inc.*	59,817	2,874,207
Acceleron Pharma, Inc.*	27,032	3,123,007
Agios Pharmaceuticals, Inc.*	29,613	1,390,923
Arrowhead Pharmaceuticals, Inc.*	52,918	4,083,682
Bluebird Bio, Inc.*	34,222	1,524,590
Blueprint Medicines Corp.*	28,723	2,778,950
ChemoCentryx, Inc.*	25,661	1,462,934
CRISPR Therapeutics AG (Switzerland)*	31,288	5,184,422
Denali Therapeutics, Inc.*	41,420	2,837,270
Exelixis, Inc.*	159,852	3,550,313
FibroGen, Inc.*	43,144	2,078,678
Global Blood Therapeutics, Inc.*	31,858	1,596,723
Invitae Corp.*	82,888	4,104,614
Ionis Pharmaceuticals, Inc.*	72,028	4,326,722
Iovance Biotherapeutics, Inc.*	71,057	3,115,139
Kodiak Sciences, Inc.*	16,188	2,044,706
Ligand Pharmaceuticals, Inc.*(a)	8,245	1,528,211
Mirati Therapeutics, Inc.*	23,297	4,783,573
Natera, Inc.*	40,019	4,267,626
Relay Therapeutics, Inc.*	10,625	526,787
Sage Therapeutics, Inc.*	26,732	2,155,936
Sarepta Therapeutics, Inc.*	40,674	3,636,256
Ultragenyx Pharmaceutical, Inc.*	32,031	4,439,176
United Therapeutics Corp.*	22,937	3,757,539
Vir Biotechnology, Inc.*	33,488	2,161,315

		73,333,299

Building Products — 0.9%
AO Smith Corp.	69,745	3,787,154
Armstrong World Industries, Inc.	24,676	1,929,910
AZEK Co., Inc. (The)*	64,562	2,575,378
JELD-WEN Holding, Inc.*	34,669	901,047
Trex Co., Inc.*	59,699	5,478,577

		14,672,066

Capital Markets — 2.1%
Affiliated Managers Group, Inc.	23,345	2,572,386
Ares Management Corp.	48,890	2,207,872
Artisan Partners Asset Management, Inc., Class A	30,110	1,457,324
Eaton Vance Corp.	58,882	3,953,337
Evercore, Inc., Class A	19,350	2,111,085
FactSet Research Systems, Inc.	19,520	5,901,677
Federated Hermes, Inc.	48,651	1,313,577
Janus Henderson Group plc (United Kingdom)	76,656	2,357,939
LPL Financial Holdings, Inc.	40,840	4,424,606
Morningstar, Inc.	11,056	2,541,664
Open Lending Corp., Class A*	46,236	1,677,904
Stifel Financial Corp.	53,027	2,747,859

		33,267,230

Chemicals — 1.9%
Ashland Global Holdings, Inc.	28,075	2,245,719
Avient Corp.	47,136	1,811,437

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Cabot Corp.	29,108	1,278,132
Element Solutions, Inc.	112,063	1,908,433
Huntsman Corp.	102,374	2,704,721
Ingevity Corp.*	21,312	1,399,985
NewMarket Corp.	3,802	1,491,106
Olin Corp.	73,250	1,751,408
RPM International, Inc.	66,976	5,523,511
Scotts Miracle-Gro Co. (The)	20,940	4,636,325
Sensient Technologies Corp.	21,790	1,536,849
Valvoline, Inc.	95,408	2,264,986
WR Grace & Co.	32,046	1,859,309

		30,411,921

Commercial Services & Supplies — 1.1%
ADT, Inc.	78,416	708,096
Brink’s Co. (The)	25,485	1,736,293
Cimpress plc (Ireland)*	10,097	922,765
Clean Harbors, Inc.*	26,214	2,030,536
Healthcare Services Group, Inc.	38,349	1,243,275
IAA, Inc.*	69,318	3,960,831
KAR Auction Services, Inc.	66,560	1,228,698
MSA Safety, Inc.	18,626	2,907,891
Tetra Tech, Inc.	27,746	3,373,081

		18,111,466

Communications Equipment — 0.9%
Ciena Corp.*	79,459	4,242,316
CommScope Holding Co., Inc.*	102,344	1,503,433
Lumentum Holdings, Inc.*	38,938	3,652,384
NetScout Systems, Inc.*	37,861	1,106,866
Viasat, Inc.*	33,016	1,437,517
Viavi Solutions, Inc.*	118,030	1,823,564

		13,766,080

Construction & Engineering — 0.7%
AECOM*	77,659	3,890,716
EMCOR Group, Inc.	28,257	2,495,093
MasTec, Inc.*	28,904	2,229,944
Valmont Industries, Inc.	10,984	2,119,033

		10,734,786

Construction Materials — 0.1%
Eagle Materials, Inc.	21,551	2,371,257

Consumer Finance — 0.9%
Credit Acceptance Corp.*(a)	6,291	2,426,879
FirstCash, Inc.	21,384	1,259,090
Green Dot Corp., Class A*	27,502	1,381,425
LendingTree, Inc.*	5,610	1,826,167
OneMain Holdings, Inc.	38,703	1,802,012
PRA Group, Inc.*	23,442	772,883
PROG Holdings, Inc.	34,859	1,644,648
SLM Corp.	193,351	2,683,712

		13,796,816

Containers & Packaging — 1.0%
AptarGroup, Inc.	33,379	4,438,406
Berry Global Group, Inc.*	68,778	3,395,570
Graphic Packaging Holding Co.	139,569	2,185,650
O-I Glass, Inc.	80,943	1,023,119
Silgan Holdings, Inc.	40,498	1,475,342
Sonoco Products Co.	51,769	2,997,943

		15,516,030

Distributors — 0.5%
Pool Corp.	20,704	7,332,943

Diversified Consumer Services — 1.7%
Bright Horizons Family Solutions, Inc.*	31,200	4,741,464
Chegg, Inc.*	66,365	6,321,930
frontdoor, Inc.*	44,017	2,422,696
Graham Holdings Co., Class B	2,127	1,208,370
Grand Canyon Education, Inc.*	24,120	2,048,753
H&R Block, Inc.	94,478	1,627,856
Service Corp. International	88,965	4,486,505
Terminix Global Holdings, Inc.*	68,049	3,244,576
Vivint Smart Home, Inc.*	22,481	424,666
WW International, Inc.*	24,176	642,114

		27,168,930

Electric Utilities — 0.6%
ALLETE, Inc.	26,723	1,679,273
Hawaiian Electric Industries, Inc.	56,212	1,858,369
IDACORP, Inc.	25,933	2,289,884
PNM Resources, Inc.	41,002	1,989,417
Portland General Electric Co.	46,153	1,951,810

		9,768,753

Electrical Equipment — 2.5%
Acuity Brands, Inc.	19,008	2,285,522
Array Technologies, Inc.*	40,596	1,654,693
EnerSys	21,887	1,799,768
Generac Holdings, Inc.*	32,321	7,964,541
GrafTech International Ltd.	57,053	553,414
nVent Electric plc	87,690	1,962,502
Plug Power, Inc.*	256,240	16,186,681
Regal Beloit Corp.	20,897	2,622,155
Sunrun, Inc.*	80,448	5,572,633

		40,601,909

Electronic Equipment, Instruments & Components — 1.8%
Arrow Electronics, Inc.*	38,958	3,803,469
Avnet, Inc.	50,954	1,799,186
Belden, Inc.	23,012	1,087,087
Coherent, Inc.*	12,620	2,534,601
Dolby Laboratories, Inc., Class A	33,044	2,908,863
FLIR Systems, Inc.	67,623	3,519,777
Jabil, Inc.	69,375	2,870,044
Littelfuse, Inc.	12,591	3,064,272
National Instruments Corp.	67,668	2,801,455
SYNNEX Corp.	21,293	1,737,935
Vontier Corp.*	86,864	2,816,999

		28,943,688

Energy Equipment & Services — 0.2%
NOV, Inc.	200,018	2,476,223

Entertainment — 0.8%
Liberty Media Corp.-Liberty Formula One, Class A*	13,350	483,938
Liberty Media Corp.-Liberty Formula One, Class C*	104,831	4,217,351
Lions Gate Entertainment Corp., Class A*	30,862	431,759
Lions Gate Entertainment Corp., Class B*	62,451	771,894
Madison Square Garden Sports Corp., Class A*	8,953	1,449,401
Zynga, Inc., Class A*	517,045	5,123,916

		12,478,259

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) — 7.2%
American Campus Communities, Inc.	70,945	2,920,096
American Homes 4 Rent, Class A	138,237	4,178,905
Americold Realty Trust	105,546	3,684,611
Apartment Investment and Management Co., Class A	76,706	352,081
Apple Hospitality REIT, Inc.	107,000	1,335,360
Brixmor Property Group, Inc.	152,746	2,585,990
Colony Capital, Inc.	248,214	1,231,141
CoreSite Realty Corp.	22,084	2,968,973
Cousins Properties, Inc.	76,572	2,415,081
CubeSmart	100,623	3,505,705
CyrusOne, Inc.	62,089	4,529,393
Douglas Emmett, Inc.	84,909	2,352,828
EastGroup Properties, Inc.	20,325	2,746,720
EPR Properties	38,434	1,523,524
Equity Commonwealth	62,577	1,784,070
First Industrial Realty Trust, Inc.	66,471	2,701,381
Gaming and Leisure Properties, Inc.	111,270	4,576,535
Healthcare Realty Trust, Inc.	70,134	2,104,721
Healthcare Trust of America, Inc., Class A	112,626	3,181,684
Highwoods Properties, Inc.	53,540	2,007,215
Hudson Pacific Properties, Inc.	78,383	1,837,298
JBG SMITH Properties	57,362	1,712,829
Kilroy Realty Corp.	54,082	3,062,664
Lamar Advertising Co., Class A	44,563	3,599,799
Life Storage, Inc.	37,544	3,062,840
Medical Properties Trust, Inc.	292,631	6,177,440
National Health Investors, Inc.	23,065	1,495,535
National Retail Properties, Inc.	89,513	3,491,007
Omega Healthcare Investors, Inc.	116,925	4,235,023
Outfront Media, Inc.	74,404	1,356,385
Paramount Group, Inc.	86,227	766,558
Park Hotels & Resorts, Inc.	121,411	2,025,135
Pebblebrook Hotel Trust	67,410	1,238,996
Piedmont Office Realty Trust, Inc., Class A	64,908	998,285
PS Business Parks, Inc.	10,347	1,408,434
Rayonier, Inc.	70,339	2,162,924
Rexford Industrial Realty, Inc.	67,237	3,290,579
RLJ Lodging Trust	84,984	1,097,143
Ryman Hospitality Properties, Inc.	28,279	1,833,893
Sabra Health Care REIT, Inc.	106,574	1,789,377
SITE Centers Corp.	77,636	860,983
SL Green Realty Corp.	36,304	2,449,794
Spirit Realty Capital, Inc.	58,906	2,271,415
STAG Industrial, Inc.	76,867	2,290,637
STORE Capital Corp.	121,731	3,776,096
Sunstone Hotel Investors, Inc.	111,104	1,188,813
Uniti Group, Inc.	119,918	1,476,191
Weingarten Realty Investors	62,103	1,397,939

		115,040,026

Food & Staples Retailing — 1.0%
BJ’s Wholesale Club Holdings, Inc.*	70,677	2,973,381
Casey’s General Stores, Inc.	19,052	3,571,869
Performance Food Group Co.*	68,790	3,224,875
PriceSmart, Inc.	12,007	1,127,217
Sprouts Farmers Market, Inc.*	60,769	1,376,418
US Foods Holding Corp.*	113,750	3,525,113

		15,798,873

Food Products — 1.3%
Beyond Meat, Inc.*(a)	25,514	4,543,533
Darling Ingredients, Inc.*	83,451	5,174,796
Flowers Foods, Inc.	101,411	2,328,397
Hain Celestial Group, Inc. (The)*	42,497	1,767,238
Lancaster Colony Corp.	10,118	1,766,400
Pilgrim’s Pride Corp.*	25,053	485,527
Post Holdings, Inc.*	31,513	2,989,008
Seaboard Corp.	113	355,522
TreeHouse Foods, Inc.*	29,068	1,227,542

		20,637,963

Gas Utilities — 0.6%
National Fuel Gas Co.	46,910	1,888,597
New Jersey Resources Corp.	49,535	1,734,221
ONE Gas, Inc.	27,332	1,998,789
Southwest Gas Holdings, Inc.	29,322	1,758,147
Spire, Inc.	26,565	1,625,512

		9,005,266

Health Care Equipment & Supplies — 3.9%
Cantel Medical Corp.*	19,346	1,527,754
Envista Holdings Corp.*	82,264	2,923,662
Globus Medical, Inc., Class A*	39,267	2,422,381
Haemonetics Corp.*	26,192	2,993,484
Hill-Rom Holdings, Inc.	34,417	3,305,409
ICU Medical, Inc.*	10,101	2,065,452
Inari Medical, Inc.*	4,229	403,531
Insulet Corp.*	33,913	9,060,875
Integra LifeSciences Holdings Corp.*	36,515	2,411,451
iRhythm Technologies, Inc.*	14,919	2,512,658
LivaNova plc*	25,002	1,572,626
Masimo Corp.*	26,136	6,688,725
Nevro Corp.*	17,718	2,866,595
Novocure Ltd.*	43,481	6,998,702
NuVasive, Inc.*	26,417	1,419,650
Penumbra, Inc.*	17,425	4,549,493
Quidel Corp.*	19,761	4,959,418
Tandem Diabetes Care, Inc.*	32,035	2,968,043

		61,649,909

Health Care Providers & Services — 2.7%
1Life Healthcare, Inc.*	39,078	1,977,347
Acadia Healthcare Co., Inc.*	45,811	2,321,701
Amedisys, Inc.*	16,889	4,852,379
Chemed Corp.	8,187	4,240,047
Encompass Health Corp.	51,221	4,118,168
Guardant Health, Inc.*	43,808	6,812,144
HealthEquity, Inc.*	39,654	3,313,092
LHC Group, Inc.*	16,237	3,234,735
Molina Healthcare, Inc.*	30,528	6,521,086
Patterson Cos., Inc.	44,752	1,417,743
Premier, Inc., Class A	36,527	1,237,170
Tenet Healthcare Corp.*	54,365	2,569,834

		42,615,446

Health Care Technology — 0.2%
American Well Corp., Class A*	28,848	1,021,508
Schrodinger, Inc.*	17,436	1,574,994

		2,596,502

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Hotels, Restaurants & Leisure — 3.1%
Boyd Gaming Corp.*	41,404	1,869,805
Caesars Entertainment, Inc.*	107,284	7,551,721
Choice Hotels International, Inc.	14,905	1,500,039
Churchill Downs, Inc.	18,308	3,431,835
Cracker Barrel Old Country Store, Inc.	12,189	1,649,293
Extended Stay America, Inc.	82,337	1,208,707
Hilton Grand Vacations, Inc.*	43,866	1,303,697
Hyatt Hotels Corp., Class A	18,260	1,198,952
Jack in the Box, Inc.	11,747	1,105,862
Marriott Vacations Worldwide Corp.	21,105	2,590,850
Norwegian Cruise Line Holdings Ltd.*	162,697	3,685,087
Penn National Gaming, Inc.*	76,015	7,884,276
Planet Fitness, Inc., Class A*	42,184	3,037,248
Scientific Games Corp.*	28,909	1,133,811
Six Flags Entertainment Corp.	38,995	1,333,629
Texas Roadhouse, Inc.	33,641	2,563,781
Wendy’s Co. (The)	92,414	1,885,246
Wyndham Destinations, Inc.	44,200	1,955,408
Wyndham Hotels & Resorts, Inc.	47,997	2,791,985

		49,681,232

Household Durables — 0.5%
Leggett & Platt, Inc.	68,223	2,797,143
Tempur Sealy International, Inc.*	98,912	2,611,277
Toll Brothers, Inc.	59,161	3,023,127

		8,431,547

Household Products — 0.2%
Energizer Holdings, Inc.	30,065	1,318,050
Reynolds Consumer Products, Inc.	28,076	842,280
Spectrum Brands Holdings, Inc.	19,978	1,509,737

		3,670,067

Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.	22,708	2,592,345

Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	27,457	3,979,343

Insurance — 3.2%
American National Group, Inc.	4,722	417,330
Assurant, Inc.	30,536	4,136,712
Assured Guaranty Ltd.	41,594	1,486,985
Athene Holding Ltd., Class A*	64,097	2,620,926
Axis Capital Holdings Ltd.	41,314	1,896,313
Brighthouse Financial, Inc.*	46,150	1,631,864
Brown & Brown, Inc.	121,480	5,234,573
CNO Financial Group, Inc.	71,656	1,519,824
Enstar Group Ltd.*	6,736	1,348,615
Erie Indemnity Co., Class A	12,842	3,121,890
First American Financial Corp.	57,528	3,008,139
Hanover Insurance Group, Inc. (The)	19,192	2,158,524
Kemper Corp.	31,720	2,231,502
Lemonade, Inc.*	8,923	1,296,066
Mercury General Corp.	13,676	724,965
Old Republic International Corp.	145,667	2,636,573
Primerica, Inc.	20,213	2,815,873
RenaissanceRe Holdings Ltd. (Bermuda)	26,207	3,942,581
RLI Corp.	20,478	1,981,861
Selective Insurance Group, Inc.	30,878	2,006,452
Selectquote, Inc.*	16,763	354,035
Unum Group	104,903	2,436,897
White Mountains Insurance Group Ltd.	1,598	1,629,960

		50,638,460

Interactive Media & Services — 0.2%
Cargurus, Inc.*	44,652	1,306,071
TripAdvisor, Inc.*	49,548	1,534,502
Yelp, Inc.*	35,856	1,168,547

		4,009,120

Internet & Direct Marketing Retail — 2.2%
Chewy, Inc., Class A*(a)	38,921	3,962,936
Etsy, Inc.*	64,936	12,928,108
Grubhub, Inc.*	47,815	3,599,035
Qurate Retail, Inc., Series A	199,832	2,517,883
Stamps.com, Inc.*	9,423	2,151,365
Wayfair, Inc., Class A*	37,523	10,218,264

		35,377,591

IT Services — 4.1%
Alliance Data Systems Corp.	24,615	1,665,205
BigCommerce Holdings, Inc., Series 1*	5,896	471,326
Black Knight, Inc.*	80,883	6,607,332
Booz Allen Hamilton Holding Corp.	71,064	6,052,521
CACI International, Inc., Class A*	12,965	3,127,417
EPAM Systems, Inc.*	28,838	9,932,672
Euronet Worldwide, Inc.*	26,986	3,372,171
Fastly, Inc., Class A*	43,249	4,729,278
Genpact Ltd.	90,787	3,475,326
KBR, Inc.	73,450	2,133,723
LiveRamp Holdings, Inc.*	34,196	2,588,979
MAXIMUS, Inc.	31,706	2,379,852
MongoDB, Inc.*	26,126	9,656,431
Perspecta, Inc.	70,473	2,040,193
Rackspace Technology, Inc.*	17,550	405,581
Science Applications International Corp.	30,066	2,887,238
WEX, Inc.*	22,688	4,278,957

		65,804,202

Leisure Products — 0.4%
Brunswick Corp.	40,309	3,485,116
Mattel, Inc.*	179,285	3,248,644

		6,733,760

Life Sciences Tools & Services — 2.3%
10X Genomics, Inc., Class A*	35,114	6,009,761
Adaptive Biotechnologies Corp.*	42,294	2,346,048
Berkeley Lights, Inc.*	4,267	307,224
Bio-Techne Corp.	19,905	6,467,334
Bruker Corp.	52,840	3,058,908
Charles River Laboratories International, Inc.*	25,622	6,637,379
PRA Health Sciences, Inc.*	33,013	4,068,522
Repligen Corp.*	25,883	5,176,600
Syneos Health, Inc.*	39,123	2,908,795

		36,980,571

Machinery — 4.2%
AGCO Corp.	31,691	3,514,532
Allison Transmission Holdings, Inc.	58,094	2,364,426
Barnes Group, Inc.	23,992	1,153,295
Colfax Corp.*	51,889	1,926,120
Crane Co.	25,467	1,927,343
Flowserve Corp.	67,120	2,386,787
Gates Industrial Corp. plc*	22,461	317,149
Graco, Inc.	86,324	5,951,177
Hyliion Holdings Corp.*	46,043	764,774
Ingersoll Rand, Inc.*	191,565	8,015,080

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
ITT, Inc.	44,551	3,328,405
Kennametal, Inc.	42,943	1,626,681
Lincoln Electric Holdings, Inc.	30,604	3,504,158
Middleby Corp. (The)*	28,671	3,891,228
Navistar International Corp.*	25,642	1,128,248
Nikola Corp.*	71,228	1,644,654
Nordson Corp.	27,832	4,981,650
Oshkosh Corp.	35,139	3,218,381
RBC Bearings, Inc.*	12,913	2,160,732
Timken Co. (The)	34,975	2,646,208
Toro Co. (The)	55,265	5,208,726
Trinity Industries, Inc.	43,476	1,209,068
Woodward, Inc.	30,128	3,372,830

		66,241,652

Marine — 0.1%
Kirby Corp.*	30,968	1,571,936

Media — 0.8%
Cable One, Inc.	2,738	5,476,000
John Wiley & Sons, Inc., Class A	22,468	1,024,765
New York Times Co. (The), Class A	74,568	3,697,827
Nexstar Media Group, Inc., Class A	22,650	2,574,626

		12,773,218

Metals & Mining — 0.8%
Alcoa Corp.*	95,815	1,724,670
Compass Minerals International, Inc.	17,508	1,020,016
Reliance Steel & Aluminum Co.	32,839	3,811,951
Royal Gold, Inc.	33,770	3,609,338
United States Steel Corp.	113,553	2,016,701
Worthington Industries, Inc.	18,476	967,034

		13,149,710

Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Blackstone Mortgage Trust, Inc., Class A	75,300	2,007,498
Chimera Investment Corp.	120,465	1,216,696
New Residential Investment Corp.	214,209	2,011,423
Starwood Property Trust, Inc.	146,737	2,752,786
Two Harbors Investment Corp.	140,973	855,706

		8,844,109

Multiline Retail — 0.5%
Kohl’s Corp.	81,271	3,580,800
Nordstrom, Inc.	56,044	1,986,760
Ollie’s Bargain Outlet Holdings, Inc.*	29,343	2,779,662

		8,347,222

Multi-Utilities — 0.4%
Avista Corp.	35,381	1,326,080
Black Hills Corp.	32,280	1,908,394
MDU Resources Group, Inc.	103,288	2,715,441

		5,949,915

Oil, Gas & Consumable Fuels — 2.3%
Apache Corp.	194,455	2,776,818
Cimarex Energy Co.	52,566	2,217,234
CNX Resources Corp.*	115,716	1,466,122
Continental Resources, Inc.	31,988	629,844
Devon Energy Corp.	304,574	5,013,288
Diamondback Energy, Inc.	81,413	4,615,303
Equitrans Midstream Corp.	209,451	1,392,849
HollyFrontier Corp.	76,790	2,185,443
Marathon Oil Corp.	406,743	2,944,819
Occidental Petroleum Corp.	431,790	8,661,707
Targa Resources Corp.	118,039	3,230,728
World Fuel Services Corp.	32,726	1,001,088

		36,135,243

Paper & Forest Products — 0.2%
Domtar Corp.	28,486	853,725
Louisiana-Pacific Corp.	56,275	2,139,013

		2,992,738

Personal Products — 0.1%
Nu Skin Enterprises, Inc., Class A	26,305	1,522,270

Pharmaceuticals — 1.4%
Axsome Therapeutics, Inc.*	13,651	929,496
Catalent, Inc.*	84,840	9,760,842
Horizon Therapeutics plc*	113,688	8,240,106
Pacira BioSciences, Inc.*	22,384	1,479,135
Prestige Consumer Healthcare, Inc.*	25,782	1,031,280
Reata Pharmaceuticals, Inc., Class A*	13,605	1,409,342

		22,850,201

Professional Services — 1.1%
ASGN, Inc.*	27,245	2,258,883
CoreLogic, Inc.	40,059	3,016,042
FTI Consulting, Inc.*	18,376	2,020,809
Insperity, Inc.	18,379	1,442,567
ManpowerGroup, Inc.	29,634	2,620,831
Robert Half International, Inc.	58,674	3,960,495
TriNet Group, Inc.*	20,625	1,528,519

		16,848,146

Real Estate Management & Development — 0.5%
Cushman & Wakefield plc*	55,954	801,821
eXp World Holdings, Inc.*	14,413	1,536,282
Howard Hughes Corp. (The)*	23,201	1,999,230
Jones Lang LaSalle, Inc.*	26,425	3,863,599

		8,200,932

Road & Rail — 0.6%
AMERCO	4,668	2,158,670
Avis Budget Group, Inc.*	26,542	1,097,246
Knight-Swift Transportation Holdings, Inc.	64,752	2,590,080
Landstar System, Inc.	19,806	2,760,957
Ryder System, Inc.	27,795	1,739,689

		10,346,642

Semiconductors & Semiconductor Equipment — 5.4%
Allegro MicroSystems, Inc. (Japan)*	12,702	354,640
Cirrus Logic, Inc.*	29,825	2,794,304
CMC Materials, Inc.	15,013	2,211,565
Cree, Inc.*	56,837	5,745,084
Enphase Energy, Inc.*	65,043	11,860,591
Entegris, Inc.	69,551	6,843,123
First Solar, Inc.*	43,722	4,335,036
Inphi Corp.*	26,896	4,534,935
MKS Instruments, Inc.	28,466	4,499,621
Monolithic Power Systems, Inc.	21,805	7,747,098
ON Semiconductor Corp.*	211,870	7,307,396
Silicon Laboratories, Inc.*	22,553	2,958,277
SolarEdge Technologies, Inc.*	26,385	7,607,587
Synaptics, Inc.*	17,757	1,761,850
Teradyne, Inc.	85,554	9,708,668
Universal Display Corp.	22,127	5,107,354

		85,377,129

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Software — 10.8%
ACI Worldwide, Inc.*	60,131	2,308,429
Alteryx, Inc., Class A*	27,864	3,512,257
Anaplan, Inc.*	73,056	4,872,835
Aspen Technology, Inc.*	34,930	4,677,127
Avalara, Inc.*	43,511	6,526,650
Bill.com Holdings, Inc.*	30,384	3,703,202
Blackbaud, Inc.	25,545	1,698,487
Blackline, Inc.*	26,272	3,405,377
Ceridian HCM Holding, Inc.*	67,033	6,228,036
Cloudflare, Inc., Class A*	90,382	6,928,684
CommVault Systems, Inc.*	24,241	1,521,850
Datadog, Inc., Class A*	99,723	10,246,538
Datto Holding Corp.*	11,686	278,828
Dropbox, Inc., Class A*	151,320	3,424,372
Duck Creek Technologies, Inc.*	12,114	585,591
Dynatrace, Inc.*	94,454	3,920,786
Elastic NV*	31,282	4,753,613
Fair Isaac Corp.*	15,020	6,760,652
FireEye, Inc.*	117,363	2,464,623
Five9, Inc.*	33,923	5,639,699
Guidewire Software, Inc.*	43,172	4,953,555
HubSpot, Inc.*	22,247	8,280,333
J2 Global, Inc.*	22,123	2,270,705
Jamf Holding Corp.*	14,414	532,309
Manhattan Associates, Inc.*	32,737	3,706,810
McAfee Corp., Class A	17,798	335,492
nCino, Inc.*	7,469	535,527
New Relic, Inc.*	27,041	2,032,942
Nuance Communications, Inc.*	145,745	6,637,227
Nutanix, Inc., Class A*	97,992	2,990,716
Palantir Technologies, Inc., Class A*	189,566	6,668,932
Paylocity Holding Corp.*	19,271	3,612,542
Pegasystems, Inc.	20,319	2,589,657
Proofpoint, Inc.*	29,711	3,835,096
RealPage, Inc.*	45,643	3,951,314
Slack Technologies, Inc., Class A*	252,725	10,657,413
Smartsheet, Inc., Class A*	58,405	4,073,165
SolarWinds Corp.*	37,265	626,425
Tyler Technologies, Inc.*	20,779	8,785,153
Verint Systems, Inc.*	33,679	2,486,521
Zendesk, Inc.*	60,093	8,667,814

		171,687,284

Specialty Retail — 3.0%
American Eagle Outfitters, Inc.	77,016	1,747,493
AutoNation, Inc.*	30,338	2,162,493
Carvana Co.*	29,048	7,587,047
Five Below, Inc.*	28,786	5,058,564
Floor & Decor Holdings, Inc., Class A*	53,579	4,933,019
Foot Locker, Inc.	53,754	2,355,500
Gap, Inc. (The)*	106,037	2,147,249
L Brands, Inc.	120,412	4,907,993
Leslie’s, Inc.*	20,162	576,633
Lithia Motors, Inc., Class A	13,478	4,295,169
Penske Automotive Group, Inc.	16,589	992,686
RH*	8,036	3,819,993
Urban Outfitters, Inc.*	35,254	967,017
Vroom, Inc.*	17,467	643,310
Williams-Sonoma, Inc.	39,420	5,082,026

		47,276,192

Technology Hardware, Storage & Peripherals — 0.3%
Pure Storage, Inc., Class A*	124,419	2,877,812
Xerox Holdings Corp.	85,814	1,804,668

		4,682,480

Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.*	77,607	3,233,107
Carter’s, Inc.	22,474	1,978,611
Columbia Sportswear Co.	15,734	1,376,095
Deckers Outdoor Corp.*	14,458	4,221,447
Hanesbrands, Inc.	179,523	2,744,907
PVH Corp.	36,649	3,124,694
Ralph Lauren Corp.	24,837	2,509,779
Skechers U.S.A., Inc., Class A*	69,814	2,407,187
Wolverine World Wide, Inc.	42,297	1,211,386

		22,807,213

Thrifts & Mortgage Finance — 0.6%
Essent Group Ltd.	57,872	2,420,786
MGIC Investment Corp.	174,419	2,044,191
New York Community Bancorp, Inc.	239,018	2,500,128
Radian Group, Inc.	98,642	1,893,926
TFS Financial Corp.	24,579	434,311

		9,293,342

Tobacco — 0.0%(b)
Vector Group Ltd.	65,554	769,604

Trading Companies & Distributors — 0.7%
Air Lease Corp.	55,113	2,184,128
Beacon Roofing Supply, Inc.*	28,067	1,116,225
GATX Corp.	18,083	1,678,102
MSC Industrial Direct Co., Inc., Class A	23,523	1,824,679
SiteOne Landscape Supply, Inc.*	22,732	3,584,382
Univar Solutions, Inc.*	87,127	1,619,691

		12,007,207

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	37,715	1,048,100

Water Utilities — 0.3%
Essential Utilities, Inc.	115,014	5,325,148

Wireless Telecommunication Services — 0.1%
Telephone and Data Systems, Inc.	51,276	961,425
United States Cellular Corp.*	7,555	235,565

		1,196,990

TOTAL COMMON STOCKS (Cost $1,429,201,357)		1,589,670,518

SHORT-TERM INVESTMENTS — 1.0%
INVESTMENT COMPANIES — 0.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(c)(d) (Cost $4,454,831)	4,454,831	4,454,831

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(c)(d)	8,999,100	9,000,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)	1,745,213	1,745,213

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $10,745,213)		10,745,213

TOTAL SHORT-TERM INVESTMENTS (Cost $15,200,044)		15,200,044

Total Investments — 100.7% (Cost $1,444,401,401)		1,604,870,562
Liabilities in Excess of Other Assets — (0.7)%		(11,462,400)

Net Assets — 100.0%		1,593,408,162

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is $10,406,425.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Inveıstment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	15	03/2021	USD	3,506,550	105,190

Abbreviations

USD	United States Dollar

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$1,604,870,562	$—	$—	$1,604,870,562

Appreciation in Other Financial Instruments
Futures Contracts(a)	$105,190	$—	$—	$105,190

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(a)(b)	$—	$27,000,000	$18,000,000	$—	$—	$9,000,000	8,999,100	$1,539	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	12,084,091	44,356,626	54,695,504	—	—	1,745,213	1,745,213	459	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(b)	2,909,004	16,899,106	15,353,279	—	—	4,454,831	4,454,831	181	—

Total	$14,993,095	$88,255,732	$88,048,783	$—	$—	$15,200,044		$2,179	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.